TAXES ON INCOME (Schedule Of Reconciliation Of Theoretical Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount [Abstract]
IL Statutory Tax Rate	$ (1,153)
Changes in Valuation Allowance	2,393
Difference resulting from using NIS as the measurement basis for tax purposes	(1,808)
Nontaxable or Nondeductible Items, Share-based payment awards	108
Nontaxable or Nondeductible Items, others	(8)
Other adjustments	8
Net deferred tax asset	$ 8	$ 8	$ 8
Percent [Abstract]
IL Statutory Tax Rate	23.00%	23.00%	23.00%
Changes in Valuation Allowance	(48.00%)
Difference resulting from using NIS as the measurement basis for tax purposes	(36.00%)
Nontaxable or Nondeductible Items, Share-based payment awards	(2.00%)
Nontaxable or Nondeductible Items, others	0.00%
Other adjustments	0.00%
Net deferred tax asset	0.00%
Foreign Tax Jurisdiction [Member] | UNITED STATES
Amount [Abstract]
Changes in Valuation Allowance	$ 490
Nontaxable or Nondeductible Items, others	$ (22)
Percent [Abstract]
Changes in Valuation Allowance	(10.00%)
Nontaxable or Nondeductible Items, others	0.00%